Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
		December 31,	December 31,
	Useful life	2022	2021
Wi-Fi equipment	3 Years	$-	$3,429,541
Vehicles	5 Years	386,255	370,831
Office and other equipment	3 – 5 Years	6,251,261	6,471,712
		6,637,516	10,272,084
Less: accumulated depreciation and impairment		-3,113,706)	(4,689,604)
		$3,523,810	$5,582,480